Intangible Assets - PVIF and other intangibles (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shareholder-backed
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	$ 3,170	$ 2,151
Removal of UK and Europe operations from opening balance		(9)
Additions	1,114	1,179
Amortisation charge	(230)	(243)
Disposals and transfers	(12)	(11)
Exchange differences and other movements	17	103
Intangible assets balance at the end of the period	4,059	3,170
Shareholder-backed | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	4,337	3,240
Intangible assets balance at the end of the period	5,446	4,337
Shareholder-backed | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	(1,167)	(1,089)
Intangible assets balance at the end of the period	(1,387)	(1,167)
PVIF | Shareholder-backed
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	38	43
Removal of UK and Europe operations from opening balance		(1)
Amortisation charge	(5)	(5)
Exchange differences and other movements	1	1
Intangible assets balance at the end of the period	34	38
PVIF | Shareholder-backed | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	175	295
Intangible assets balance at the end of the period	177	175
PVIF | Shareholder-backed | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	(137)	(252)
Intangible assets balance at the end of the period	(143)	(137)
Distribution rights
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the end of the period	4,000
Distribution rights | Shareholder-backed
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	2,971	1,959
Additions	1,047	1,110
Amortisation charge	(180)	(196)
Exchange differences and other movements	13	98
Intangible assets balance at the end of the period	3,851	2,971
Distribution rights | Shareholder-backed | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	3,783	2,546
Intangible assets balance at the end of the period	4,845	3,783
Distribution rights | Shareholder-backed | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	(812)	(587)
Intangible assets balance at the end of the period	(994)	(812)
Computer software and other intangible assets | Shareholder-backed
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	161	149
Removal of UK and Europe operations from opening balance		(8)
Additions	67	69
Amortisation charge	(45)	(42)
Disposals and transfers	(12)	(11)
Exchange differences and other movements	3	4
Intangible assets balance at the end of the period	174	161
Computer software and other intangible assets | Shareholder-backed | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	379	399
Intangible assets balance at the end of the period	424	379
Computer software and other intangible assets | Shareholder-backed | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	(218)	(250)
Intangible assets balance at the end of the period	$ (250)	$ (218)